SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Jun. 30, 2022 USD ($) Number	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0
Cash	753,717		4,531,266
Decrease in allowance for credit losses	2,500,000
Allowance for credit losses	$ 24,723,925		$ 27,262,848	$ 21,217,406
Advertising cost, percentage	1
Rental income	$ 150,000	$ 183,000
Recognized revenue	$ 9,000	$ 104,000
Number of reportable segments | Number	3